Share-Based Payments - Summary of DSU Activity (Details) - DSU - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement	666,974	439,521	330,246
Number of other equity instruments granted in share-based payment arrangement (in shares)	227,453	173,149
Settled (in shares)	0	(63,874)